Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Central Index Key	0001161611
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-15264
Entity Registrant Name	ALUMINUM CORP OF CHINA LTD
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	No. 62 North Xizhimen Street
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100082
Title of 12(b) Security	American Depositary Shares*
Trading Symbol	ACH
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Shanghai, the People’s Republic of China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 62 North Xizhimen Street
Entity Address, Address Line Two	Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100082
City Area Code	86
Local Phone Number	10 8229 8322
Contact Personnel Name	Zhu Runzhou
Contact Personnel Email Address	ir@chalco.com.cn
Domestic Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,078,706,983
H Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	3,943,965,968